Discontinued Operations And Other Divestitures (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended				1 Months Ended		3 Months Ended							9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		10 Months Ended		9 Months Ended
	Jan. 02, 2012 USD ($)	Jan. 02, 2012 EUR (€)	Oct. 19, 2011 USD ($)	Oct. 19, 2011 EUR (€)	Jul. 31, 2011 USD ($)	Feb. 28, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2009 USD ($)	Mar. 31, 2009 USD ($)	Sep. 30, 2011 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Feb. 28, 2011 Cash [Member] USD ($)	Jun. 30, 2009 Cash [Member] USD ($)	Jun. 30, 2009 Promissory Note [Member] USD ($)	Dec. 31, 2011 Promissory Note [Member]	Feb. 28, 2011 Promissory Note [Member] USD ($)	Sep. 30, 2011 Research And Development Facility [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of other assets						$ 175.7				$ 2.5		$ 1.8							$ 1.2	$ 0.6
Debt instrument, maturity period (years)										on or before January 15, 2015											six
Discontinued operations, consideration of sale of assets and liabilities																						15.0
Cash payment made as final settlement of working capital					6.6
Interest rate of debt instrument, percentage																					7.00%
Net realized consideration															169.1
Expected proceeds from divestiture of businesses									13.5						17.5
Proceeds from sale of closed facilities								3.7					5.7					160.7
Gain (loss) on sale of discontinued operations											1.5	(1.4)			55.3	0	0
Gain (loss) on sale of discontinued operations, after tax											1.0	(1.4)			34.6	0	0
Facility lease back period, years														7
Extension of lease term, years														3
Property, plant and equipment, carrying value								1,126.2							1,114.5	1,126.2							32.5
Estimated cost of remediation																							1.1
Unrealized loss on sale of facility														21.5
Gain on sale of assets							3.3								3.3	2.3	0.2
Proceeds from sale of land	2.7	2.1	5.5	4.0
Cash received for sale of real estate										0.5				11.0
Promissory note received against sale proceed of real estate										2.0
Gain on transfer of land																	8.9
Depreciation													1.2		96.6	85.6	114.6
Additional cost																	$ 0.4